U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



                     Read instructions at end of Form before
                                preparing Form.
                              Please print or type


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1.   Name and address of issuer:
     Phoenix Home Life Mutual Insurance Company
     Phoenix Home Life Separate Account D
     One American Row
     Hartford, CT 06115

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2.   Name of each series or class of funds for which this notice is filed:
     Phoenix Home Life Separate Account D

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3.   Investment Company Act File Number:    811-2269

     Securities Act File Number:            33-49562

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4.   Last day of fiscal year for which this notice is filed:
     December 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    [  ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                      None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                      None

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9.   Number and aggregate sale price of securities sold during the fiscal year:
     3 units                          $558

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     3 units                          $558

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):           $ 558
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     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11,
           if applicable):                                          + 0
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     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                  - 128,690
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     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):                  + 0
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     (v)   Net aggregate price of securities sold and issued during
           the fiscal year in reliance on rule 24f-2 [line (i),
           plus line (ii), less line (iii), plus line (iv)
           (if applicable):                                         $ (128,132)
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     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):                                        x
                                                                    ------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]   $ 0
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Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

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     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*         /s/ Richard J. Wirth
                                           -----------------------------
                                               Richard J. Wirth, Counsel
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         Date     2/21/97
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*Please print the name and title of the signing officer below the signature.

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                                            February 21, 1997




Phoenix Home Life Mutual Insurance Company
Separate Account D
One American Row
Hartford, CT  06115

RE:      REGISTRATION STATEMENT NO. 33-49562

Gentlemen:

         In my capacity as in-house counsel to Phoenix Home Life Mutual Insurance Company, I have served as counsel to the Phoenix Home Life Separate Account D in connection with the registration on Form N-4 of an indefinite number of its units of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 3 such units sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended December 31, 1996 (the "Units").

         Based on my review of the relevant materials, it is my opinion that the Units are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.



                                            Very truly yours,



                                            /s/ Richard J. Wirth
                                            Richard J. Wirth